Concentration Risk - Schedule of Concentration Risk (Details)	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	27.00%		11.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	17.00%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		[1]	21.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		[1]	15.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		[1]			13.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	15.00%				12.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier A [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	16.00%			[1]
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier B [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	13.00%		14.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier C [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	[1]	16.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier D [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		[1]	11.00%

[1]	represent percentage less than 10%